ACCUMULATED DEFICIT (Schedule of Accumulated Deficit) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
PRC statutory reserved funds	¥ 30,224	$ 4,353	¥ 29,486
Unreserved accumulated deficit	(568,552)	(81,888)	(364,849)
Accumulated deficit	¥ (538,328)	$ (77,535)	¥ (335,363)